Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Accrued Expenses and Other Liabilities [Abstract]
Accrued contract expenses	$ 6.9	$ 3.8
Accrued contract loss	$ 1.0	$ 1.9